Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	$ 964,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	1.00
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	$ 964,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	1.00
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	$ 0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	(964,500)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	$ 964,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18	1.00